OPERATING LEASE - Schedule of Supplemental Cash Flow Information Related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 154,626	¥ 102,154	¥ 72,138
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 139,968	¥ 274,358	¥ 112,871